Share-based compensation expense	12 Months Ended
Dec. 31, 2021
Share-based compensation expense
Share-based compensation expense

Note 14 – Share-based compensation expense

Share-based compensation expenses comprised the following:

	2021	2020
Stock options and restricted share units	$8.0	$5.6
Deferred share units	3.2	4.0
	$11.2	$9.6

Share-based compensation expenses include the amortization expense of equity-settled stock options and restricted share units, as well as the gain or loss on the mark-to-market of the value of the deferred share units (“DSUs”) granted to the directors of the Company. These expenses were previously presented in general and administrative expenses. Amounts in the comparative period have been reclassified in order to conform with the current period presentation.